COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of contractual amount of financial instruments with off-balance sheet risk

	December 31,2013		December 31,2012
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Commitments to make loans	$2,153	$250	$2,595	$110
Unused lines of credit and letters of credit	189	10,005	—	12,200

Schedule of recourse obligations on sold loans are recorded at fair value
	December 31,2013		December 31,2012
	Contract	Carrying	Contract	Carrying
	Amount	Value	Amount	Value

Loans sold with recourse	$10	$10	$17	$17